SUMMARY OF ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended		44 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Restricted Cash	$ 0	$ 1,000,000	$ 0
Loss on Reduction of Inventory	29,884	92,026	121,910
Selling Expense	466,821	160,851	639,876
ForeCYTE kits
Selling Expense	$ 55,282	$ 0